Employee Defined Benefit Obligations - Summary of Major Categories of Plan Assets, Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 9.6	$ 7.6
Fair value of plan assets	575.2	519.3
Level 1
Disclosure of fair value of plan assets [Line Items]
Equities	149.1	163.4
Corporate bonds and fixed income	130.6	73.3
Pooled fund liability-driven investments	21.2	13.2
Property funds	10.1	14.4
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	0.9	9.3
Corporate bonds and fixed income	41.2	29.9
Annuity policies	127.0	123.2
Equities and property	$ 85.5	$ 85.0